Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets
Cash and cash equivalents	$ 104.7		$ 34.0	$ 44.6	$ 153.5
Restricted cash	39.6	[1]
Receivables	94.3		65.2
Current portion of financial guarantee receivable	5.0
Related party receivables			64.0
Non-current investments	177.5		178.2
Financial guarantee receivable	28.1
Financial liabilities
Accounts payable and provisions	201.5		206.4
Related party payables			2,000.7
Financial guarantee liability	28.3
Short-term and current portion of long-term loans	48.3
Long-term loans	144.2		492.5
Carrying Value [Member]
Financial assets
Cash and cash equivalents	104.7		34.0
Restricted cash	39.6
Receivables	63.9		42.5
Current portion of financial guarantee receivable	5.0
Related party receivables			64.0
Non-current investments	153.7		155.5
Financial guarantee receivable	23.1
Financial liabilities
Accounts payable and provisions	162.7		159.7
Related party payables			2,000.7
Financial guarantee liability	28.3
Short-term and current portion of long-term loans	48.3
Long-term loans	144.2		492.5
Fair Value [Member]
Financial assets
Cash and cash equivalents	104.7		34.0
Restricted cash	39.6
Receivables	63.9		42.5
Current portion of financial guarantee receivable	5.0
Related party receivables			64.0
Non-current investments	153.7		155.5
Financial guarantee receivable	23.1
Financial liabilities
Accounts payable and provisions	162.7		159.7
Related party payables			2,000.7
Financial guarantee liability	28.3
Short-term and current portion of long-term loans	48.3
Long-term loans	$ 144.2		$ 492.5

[1]	At December 31, 2013 $39.6 million was in an escrow account, being the consideration for the Witwatersrand Consolidated Gold Resources Limited acquisition. Refer to note 23 for further details relating to the transaction.